STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 26, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Class of Stock [Line Items]
Common Stock, Shares Authorized		50,000,000		50,000,000		50,000,000
Common Stock, Par or Stated Value Per Share		$ 0.001		$ 0.001		$ 0.001
Proceeds from Issuance of Common Stock		$ 55,000		$ 471,967	$ 177,500	$ 1,412,050
Stock-based compensation		7,500		600,000
Issuance of preferred stock for cash		250,000	$ 50,000		200,000	200,000
Subscription Receivable Treated As Officer Compensation						$ 200,000
Proceeds from Issuance of Common Stock		$ 77,500
Investor [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Common Stock				$ 471,967	$ 177,500
Issuance of common stock for cash, Shares				314,644
Offering costs				$ 19,246
Preferred Stock [Member]
Class of Stock [Line Items]
Subscriptions receivable				200,000
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	7,500,000	7,500,000
Subscriptions receivable				$ 22,500
Issuance of common stock for cash, Shares		155,000	15,000	314,644	155,000	984,701
Shares Issued during period shares based compensation				400,000
Stock-based compensation				$ 600,000
Issuance of preferred stock for cash, Shares
Issuance of preferred stock for cash
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		1,000,000		1,000,000		1,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.001		$ 0.001		$ 0.001
Preferred Stock, Voting Rights				The holder of the Series A preferred stock is entitled to 80% of all voting rights available at the time of any vote.		The holder of the Series A preferred stock is entitled to 80% of all voting rights available at the time of any vote.
Series A Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	1,000,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		260,000		260,000		260,000
Preferred Stock, Par or Stated Value Per Share		$ 0.001		$ 0.001		$ 0.001
Preferred Stock, Voting Rights						The holder of the Series B preferred stock do not have voting rights.
Series B Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Issuance of preferred stock for cash, Shares		260,000
Issuance of preferred stock for cash		$ 650,000